Employee compensation	12 Months Ended
Mar. 31, 2022
Disclosure Of Employee Benefits [Abstract]
Employee compensation	Employee compensation
The total employee compensation comprising salaries and benefits, excluding government assistance, for the fiscal year ended March 31, 2022, was $341,851 (2021 - $169,809).
Share-based compensation and related costs were included in the following expenses:

	2022	2021
	$	$

Direct cost of revenues	6,345	3,231
General and administrative	26,377	11,123
Research and development	29,705	10,941
Sales and marketing	46,639	19,460

Total share-based compensation and related costs	109,066	44,755
Included in the share-based compensation and related costs in the sales and marketing expense for the fiscal year ended March 31, 2022 was $10,801 for PSUs issued to the founders of NuORDER, with each tranche being tied to the continuing employment of the founders and, for applicable tranches, certain performance criteria being achieved.
The amount recognized as an expense for the fiscal year ended March 31, 2022 for our defined contribution plans was $4,264 (2021 - $1,436).